PARKSTONE ADVANTAGE VARIABLE ANNUITY

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

Issued by--
SECURITY BENEFIT LIFE INSURANCE COMPANY
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001

1-800-888-2461
The date of this Supplement is October 8, 2003

This Supplement updates certain information in the Prospectus dated May 1, 1998. Please read this Supplement carefully and retain it for future reference.

The purpose of this Supplement is to advise you of the impending liquidation of the Armada Advantage Fund, which underlies certain Subaccounts. The Armada Advantage Fund will be liquidated effective December 4, 2003, provided that shareholders of the Fund as of October 15, 2003, approve the proposed liquidation at the meeting of shareholders to be held November 24, 2003. Assuming approval of the liquidation, effective as of December 4, 2003, the following Subaccounts will no longer be available: (1) Armada Advantage Bond; (2) Armada Advantage Mid Cap Growth; (3) Armada Advantage Small Cap Growth; and (4) Armada Advantage International Equity (the "Armada Subaccounts"). Effective October 1, 2003, several new Subaccounts have been made available under the Parkstone Advantage Variable Annuity contract (the "Contract"). As a result, the following Subaccounts, in addition to the Armada Subaccounts, are available as of the date of this Supplement:

  Equity
  Large Cap Value
  Money Market
  Global
  Diversified Income
  Large Cap Growth
  Enhanced Index
  Mid Cap Growth
  Managed Asset Allocation
  Equity Income
  High Yield
  Small Cap Value
  Social Awareness
  Mid Cap Value
  Main Street Growth and Income®
  Small Cap Growth
  Select 25
  Alpha Opportunity
  Colonial Strategic Income
  Liberty Growth & Income
  Newport Tiger

Accordingly, the section, "Mutual Funds," found on page 15 of the Prospectus is deleted in its entirety and replaced with the following updated information:

The Mutual Funds

Each of the SBL Fund, Liberty Variable Investment Trust and Armada Advantage Fund is a diversified, open-end management investment company of the series type. Each Mutual Fund is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies of the Mutual Funds. Each Subaccount invests in a corresponding Series of the Mutual Funds, each of which has different investment objectives and policies. Each Series is listed under its respective Mutual Fund below.

As noted above, the Armada Advantage Fund will be liquidated effective December 4, 2003, provided that shareholders of the Fund as of October 15, 2003, approve the proposed liquidation at the meeting of shareholders to be held November 24, 2003. As a result, if you have allocated Contract Value to one of the Armada Subaccounts, you may want to consider transferring your Contract Value to one of the other Subaccounts prior to December 4, 2003. If no such transfer is made by close of business on that date, your Contract Value allocated to the Armada Subaccounts will be allocated to the Money Market Subaccount, effective December 4, 2003.

SBL Fund

Equity (Series A)
Large Cap Value (Series B)
Money Market (Series C)
Global (Series D)
Diversified Income (Series E)
Large Cap Growth (Series G)
Enhanced Index (Series H)
Mid Cap Growth (Series J)
Managed Asset Allocation (Series N)
Equity Income Series (Series O)
High Yield (Series P)
Small Cap Value (Series Q)
Social Awareness Series (Series S)
Mid Cap Value (Series V)
Main Street Growth and Income® (Series W)
Small Cap Growth (Series X)
Select 25 (Series Y)
Alpha Opportunity (Series Z)

Liberty Variable Investment Trust

Liberty Growth & Income Fund, Variable Series
Colonial Strategic Income Fund, Variable Series
Newport Tiger Fund, Variable Series

Armada Advantage Fund

Armada Advantage Bond Fund
Armada Advantage Mid Cap Growth Fund
Armada Advantage Small Cap Growth Fund
Armada Advantage International Equity Fund

A summary of the investment objective of each Series of the Mutual Funds is described below. There can be no assurance that any Series will achieve its objective. More detailed information is contained in the prospectuses of the Mutual Funds, including information on the risks associated with the investments and investment techniques of each Series.

THE MUTUAL FUND PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING.

Equity Series (Series A)

The investment objective of Equity Series is to seek long-term capital growth by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a widely-diversified portfolio of equity securities, which may include American Depositary Receipts ("ADRs") and convertible securities. The Fund typically invests in the equity securities of companies whose total market value is $5 billion or greater at the time of purchase.

Large Cap Value Series (Series B)

The investment objective of the Large Cap Value Series is to seek long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets (plus borrowings for investment purposes) in large-capitalization value companies (those whose total market value is $5 billion or greater at the time of purchase). The Fund's stock investments may include common stocks, preferred stocks and convertible securities of both U.S. issuers and U.S. dollar-denominated foreign issuers. The Fund may temporarily invest in cash, government bonds or money market securities. In choosing stocks, the Sub-Adviser, The Dreyfus Corporation, invests in value-oriented companies, which are companies that are believed to be undervalued in terms of price or other financial measurements and that are believed to have above average growth potential. The Sub-Adviser uses a blend of quantitative analysis and fundamental research to identify stocks that appear favorably priced and that may benefit from the current market and economic environment.

Money Market Series (Series C)

The investment objective of the Money Market Series is to seek to provide as high a level of current income as is consistent with preserving capital. The Fund invests in high quality money market instruments with maturities of not longer than thirteen months.

Global Series (Series D)

The investment objective of Global Series is to seek long-term growth of capital primarily through investment in common stocks and equivalents of companies of foreign countries and the United States. The Fund pursues its objective by investing, under normal circumstances, in a diversified portfolio of securities with at least 65% of its total assets in at least three countries, one of which may be the United States. The Fund primarily invests in foreign and domestic common stocks or convertible stocks of growth-oriented companies considered to have appreciation possibilities. The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund. Investments in debt securities may be made in uncertain market conditions.

Diversified Income Series (Series E)

The investment objective of Diversified Income Series is to seek to provide current income with security of principal. The Fund pursues its objective by investing, under normal market conditions, primarily in a diversified portfolio of investment grade debt securities. The Fund expects to maintain a weighted average duration of 3 to 10 years. The debt securities in which the Fund invests will primarily be domestic securities, but may also include dollar denominated foreign securities. To manage risk, Security Management Company diversifies the Fund's holdings among asset classes and individual securities.

Large Cap Growth (Series G)

The investment objective of Large Cap Growth Series is to seek long-term capital growth. The Fund seeks to meet its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in common stock and other equity securities of large capitalization companies (defined as companies whose total market value is at least $5 billion at the time of purchase). Security Management Company seeks to invest in equity securities that have long-term capital growth potential. The Fund invests primarily in a portfolio of common stocks, which may include ADRs and other securities with common stock characteristics, such as securities convertible into common stocks. The Fund is non-diversified as defined in the Investment Company Act of 1940, which means that it may hold a larger position in a smaller number of securities than a diversified fund. The Fund also may concentrate its investments in a particular industry that represents 20% or more of the Fund's benchmark index, the Russell 1000 Growth Index. Concentration means investment of more than 25% of the value of the Fund's assets in any one industry.

Enhanced Index Series (Series H)

The investment objective of Enhanced Index Series is to seek to outperform the S&P 500 Index through stock selection resulting in different weightings of common stocks relative to the index. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies in the S&P 500 Index and futures contracts representative of the stocks which make up the index. The S&P 500 Index is a well-known stock market index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. In addition, the Fund may invest a limited portion of its assets in equity securities that are not included in the S&P 500 Index.

Mid Cap Growth Series (Series J)

The investment objective of Mid Cap Growth Series is to seek capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities with market capitalizations that are similar to those of companies in the S&P Mid Cap 400 Index. The index currently consists of securities of companies with capitalizations that range from $135 million to $8 billion. Equity securities include common stock, rights, options, warrants, convertible debt securities and ADRs. Security Management Company selects equity securities that it believes are attractively valued with the greatest potential for appreciation.

Managed Asset Allocation Series (Series N)

The investment objective of Managed Asset Allocation Series is to seek a high level of total return by investing primarily in a diversified portfolio of debt and equity securities. The Fund pursues its objective by normally investing approximately 60% of total assets in common stocks and 40% in fixed-income securities. The mix may vary over shorter time periods where the fixed income portion may range between 30-50% and the equity portion between 50-70%. The precise mix of equity and fixed income securities will depend on the Sub-Adviser's outlook for the markets.

Equity Income Series (Series O)

The investment objective of Equity Income Series is to seek to provide substantial dividend income and also capital appreciation by investing primarily in common stocks of established companies. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. The Sub-Adviser, T. Rowe Price Associates, Inc., typically employs a value-oriented strategy in selecting investments for the Fund. The Sub-Adviser's research team identifies companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

High Yield Series (Series P)

The investment objective of High Yield Series is to seek high current income. Capital appreciation is a secondary objective. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a broad range of high-yield, high risk debt securities rated in medium or lower rating categories or determined by Security Management Company to be of comparable quality ("junk bonds"). The Fund will not purchase a debt security, if at the time of purchase, it is rated in default. The debt securities in which the Fund invests will primarily be domestic securities, but may also include dollar denominated foreign securities. The Fund's average weighted maturity is expected to be between 5 and 15 years.

Small Cap Value Series (Series Q)

The investment objective of Small Cap Value Series is to seek capital growth by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in stocks of small-capitalization companies that the Fund's Sub-Adviser, Strong Capital Management, Inc., believes are undervalued relative to the market based on earnings, cash flow, or asset value. The Fund defines small-capitalization companies as those companies with a market capitalization substantially similar to that of companies in the Russell 2500(TM) Index at the time of purchase. The Sub-Adviser specifically looks for companies whose stock prices may benefit from a catalyst event, such as a corporate restructuring, a new product or service, or a change in the political, economic, or social environment.

Social Awareness Series (Series S)

The investment objective of Social Awareness Series is to seek capital appreciation by investing, under normal market conditions, in a well-diversified portfolio of equity securities that Security Management Company believes have above-average earnings potential and which meet certain established social criteria. The Fund also may invest in companies that are included in the Domini 400 Social IndexSM, which companies will be deemed to comply with the Fund's social criteria. The Domini 400 Social IndexSM (DSI) is a market capitalization-weighted common stock index. It monitors the performance of 400 U.S. corporations that pass multiple, broad-based social screens.

Mid Cap Value Series (Series V)

The investment objective of Mid Cap Value Series is to seek long-term growth of capital. It pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities that when, purchased, have market capitalizations that are similar to those of companies in the S&P Mid Cap 400 Index. The index currently consists of securities of companies with market capitalizations that range from $135 million to $8 billion. Equity securities include common stock, rights, options, warrants, ADRs and convertible debt securities. Security Management Company typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows. Due to the nature of value companies, the securities included in the Fund's portfolio typically consist of small- to medium-sized companies. The Fund is subject to the risks associated with investing in small capitalization companies.

Main Street Growth and Income Series (Series W)

The investment objective of Main Street Growth and Income Series is seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund pursues its objective by investing mainly in common stocks of U.S. companies, but it can also invest in other equity securities such as preferred stocks and securities convertible into common stocks. Although the Fund does not have any requirements as to the capitalization of issuers in which it invests, the Fund's Sub-Adviser, OppenheimerFunds, currently emphasizes the stocks of large-capitalization companies in the portfolio. At times, the Fund may increase the relative emphasis of its investments in small-cap and mid-cap stocks. While the Fund can buy foreign securities and debt securities such as bonds and notes, currently it does not emphasize those investments. The Fund can also use hedging instruments and certain derivative investments.

Small Cap Growth Series (Series X)

The investment objective of Small Cap Growth Series is to seek long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies with market capitalizations of $750 million or less at the time of investment that, in the opinion of the Sub-Adviser, RS Investment Management, L.P., have the potential for long-term capital growth. Equity securities include common and preferred stocks, and warrants and securities convertible into common or preferred stocks. The Fund may invest the remainder of its assets in securities of companies of any size. The Fund may also engage in short sales of securities it expects to decline in price. The Series will likely invest a portion of its assets in technology and internet-related companies.

Select 25 Series (Series Y)

The investment objective of Select 25 Series is to seek long-term growth of capital by concentrating its investments in a core position of 20-30 common stocks of growth companies which have exhibited consistent above average earnings or revenue growth. The Fund is non-diversified as defined in the Investment Company Act of 1940, which means that it may hold a larger position in a smaller number of securities than a diversified fund. Security Management Company selects what it believes to be premier growth companies as the core position for the Fund using a "bottom-up" approach in selecting growth stocks.

Alpha Opportunity Series (Series Z)

The investment objective of Alpha Opportunity Series is to seek long-term growth of capital. The Fund pursues its objective by investing, under normal market conditions, approximately 50% of its total assets according to a long/short strategy managed by the Fund's sub-adviser, Mainstream, and 50% of its total assets according to an index strategy based on the S&P 500 Composite Stock Price Index (the "S&P 500 Index") managed by Security Management Company.

The Fund pursues its long/short strategy by investing primarily in publicly-traded equity securities, principally common stocks, but to a lesser degree in exchange traded funds and other securities with equity characteristics. The Fund may engage in short sales of securities believed to be overvalued. The Fund pursues its index strategy primarily by investing in S&P 500 equity derivatives backed by a portfolio of fixed income securities.

Liberty Growth & Income Fund, Variable Series

The investment objective of the Liberty Growth & Income Fund, Variable Series is to seek long-term growth and income. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. securities, primarily consisting of large capitalization (large-cap) stocks. Up to 10% of the Fund's assets may invested in debt securities.

Colonial Strategic Income Fund, Variable Series

The investment objective of the Colonial Strategic Income Fund, Variable Series is to seek current income consistent with prudent risk. The Fund also seeks maximum total return. The Fund seeks to achieve its investment goals by investing primarily in debt securities issued by the U.S. government; debt securities issued by foreign governments and foreign companies including securities issued in emerging market countries, and lower-rated corporate debt securities.

Newport Tiger Fund, Variable Series

The investment objective of the Newport Tiger Fund is to seek capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies located in the Tiger countries of Asia. The countries or regions in which the Fund invests include Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, India, Indonesia, the People's Republic of China and the Philippines. In selecting investments for the Fund, the Fund's investment adviser typically purchases stocks of quality growth companies.

Armada Advantage Bond Fund

The investment objective of the Bond Fund is to provide current income as well as preservation of capital by investing primarily in a portfolio of investment grade fixed income securities.

Armada Advantage Mid Cap Growth Fund

The investment objective of the Mid Cap Growth Fund is to provide capital appreciation by investing in a diversified portfolio of publicly traded mid cap equity securities.

Armada Advantage Small Cap Growth Fund

The investment objective of the Small Cap Growth Fund is to provide capital appreciation by investing in a diversified portfolio of publicly traded small cap equity securities.

Armada Advantage International Equity Fund

The investment objective of the International Equity Fund is to seek capital appreciation by investing in a portfolio of equity securities of foreign issuers.

The Investment Advisers

Security Management Company, LLC ("SMC"), One Security Benefit Place, Topeka, Kansas 66636-0001, a wholly-owned subsidiary of Security Benefit, serves as investment adviser of the SBL Fund. SMC is responsible for the day-to-day decisions to buy and sell securities for the Equity Series, Money Market Series, Diversified Income Series, Large Cap Growth Series, Mid Cap Growth Series, High Yield Series, Social Awareness Series, Mid Cap Value Series, and Select 25 Series. SMC has engaged The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166, which provides investment advisory services to the Large Cap Value Series. SMC has engaged OppenheimerFunds, Inc., 498 Seventh Avenue, New York, New York, 10018, which provides investment advisory services to the Global Series and Main Street Growth and Income Series. SMC has engaged Northern Trust Investments, N.A. ("NTI"), 50 La Salle Street, Chicago, Illinois 60675, which provides investment advisory services to the Enhanced Index Series. SMC has engaged T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202, which provides investment advisory services to the Managed Asset Allocation Series and Equity Income Series. SMC has engaged Strong Capital Management Corporation, 100 Heritage Reserve, Menomonee, Wisconsin 53051, which provides investment advisory services to the Small Cap Value Series. SMC has engaged RS Investment Management, L.P., 388 Market Street, San Francisco, California 94111, which provides investment advisory services to Small Cap Growth Series. SMC has engaged Mainstream Investment Advisers, LLC, 101 West Spring Street, Suite 401, New Albany, Indiana 47150, which provides investment advisory services to the Alpha Opportunity Series.

Columbia Management Advisors, Inc., 100 Federal Street, Boston, Massachusetts 02110, serves as investment adviser of the Liberty Variable Investment Trust. Columbia is responsible for the day-to-day decisions to buy and sell securities for the Liberty Growth & Income Fund, VS, Colonial Strategic Income Fund, VS, and Newport Tiger Fund, VS.

National City Investment Management Company, 1900 East Ninth Street, Cleveland, Ohio 44114, serves as Investment Adviser to the Armada Advantage Fund. National City Investment Management Company is responsible for the day-to-day decisions to buy and sell securities for the Series of Armada Advantage Fund.

THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.